INTANGIBLE ASSETS (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 1,199	£ 1,199
Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	£ 321	£ 340